SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	1 Months Ended	6 Months Ended			12 Months Ended
	May 31, 2021	Mar. 31, 2023 USD ($)	Mar. 31, 2023 MYR (RM)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)	Sep. 30, 2021 USD ($)	Mar. 31, 2023 MYR (RM)	Sep. 30, 2022 MYR (RM)
Property, Plant and Equipment [Line Items]
Cash, FDIC insured amount		$ 60,000						RM 250,000
Cash		864,392			$ 17,778,895
Cash, uninsured amount		711,774			17,428,788
Impairment charges		0			0
Revenue		3,976,190		$ 2,922,413
Cash rebate revenue		10,621		5,552
Deferred revenue		368,066
Deferred revenue recognized				800,492
Research and development expenses		147,345		47,577
Advertising Expense		107,000	RM 500,000
Service tax		134,824		171,671
Employee contribution plan expenses		59,510		16,723
Net loss		(1,364,497)		(1,256,019)
Net loss		1,364,497		1,256,019
One Eighty Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Cash, FDIC insured amount		60,000			60,000			RM 250,000	RM 250,000
Cash		1,434,174			783,282		$ 709,997
Cash, uninsured amount		$ 1,002,046			$ 451,626		340,939
Service tax rate		6.00%			6.00%			6.00%	6.00%
Advertising Expense | RM			RM 500,000			RM 500,000
Service tax		$ 184,399		155,098	$ 321,696		304,751
Net loss		(907,565)		(106,946)	(1,737,596)		336,830
Net loss		907,565		106,946	1,737,596		(336,830)
Cash equivalents		132,855			$ 126,464		$ 20,233
Payment Solution Services Related Party [Member]
Property, Plant and Equipment [Line Items]
Revenue		4,303		$ 5,379
Minimum [Member]
Property, Plant and Equipment [Line Items]
Charges advertisers service fees		$ 5,000
Percentage of revenue from cash rebate services		0.30%	0.30%
Percentage of remaining revenue from cash rebate services		14.00%	14.00%
Percentage of service fee	1.50%
Percentage of commission rate	0.15%
Minimum [Member] | Advertising Design and Consultaion Services [Member]
Property, Plant and Equipment [Line Items]
Revenue		$ 2,400
Minimum [Member] | Retail Shoppers [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue from cash rebate services		48.00%	48.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Charges advertisers service fees		$ 240,000
Percentage of revenue from cash rebate services		99.99%	99.99%
Percentage of remaining revenue from cash rebate services		52.00%	52.00%
Percentage of service fee	2.50%
Percentage of commission rate	0.525%
Maximum [Member] | Advertising Design and Consultaion Services [Member]
Property, Plant and Equipment [Line Items]
Revenue		$ 38,000
Maximum [Member] | Retail Shoppers [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue from cash rebate services		86.00%	86.00%